PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 26,416	$ 25,821
Additions	3,248	3,237
Interest costs capitalised	33	42
Disposals7	(9)	(327)
Depreciation	(2,070)	(2,045)
Impairment charges	941	(312)
Transfers	0	0
Property, plant and equipment, ending balance	28,559	26,416
Property, plant and equipment [member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	70,856	68,542
Property, plant and equipment, ending balance	73,961	70,856
Property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(44,440)	(42,721)
Property, plant and equipment, ending balance	(45,402)	(44,440)
Buildings, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,915	6,749
Additions	21	81
Interest costs capitalised	0	0
Disposals7	(8)	(180)
Depreciation	(1,052)	(902)
Impairment charges	347	(44)
Transfers	2,766	1,211
Property, plant and equipment, ending balance	8,989	6,915
Buildings, plant and equipment [member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	19,121	18,469
Property, plant and equipment, ending balance	21,773	19,121
Buildings, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(12,206)	(11,720)
Property, plant and equipment, ending balance	(12,784)	(12,206)
Mining property subject to depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	14,343	14,000
Additions	135	550
Interest costs capitalised	0	0
Disposals7	0	(108)
Depreciation	(1,018)	(1,143)
Impairment charges	602	(268)
Transfers	1,023	1,312
Property, plant and equipment, ending balance	15,085	14,343
Mining property subject to depreciation [Member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	34,622	33,046
Property, plant and equipment, ending balance	35,740	34,622
Mining property subject to depreciation [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(20,279)	(19,046)
Property, plant and equipment, ending balance	(20,655)	(20,279)
Mining property not subject to depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,158	5,072
Additions	3,092	2,606
Interest costs capitalised	33	42
Disposals7	(1)	(39)
Depreciation	0	0
Impairment charges	(8)	0
Transfers	(3,789)	(2,523)
Property, plant and equipment, ending balance	4,485	5,158
Mining property not subject to depreciation [Member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	17,113	17,027
Property, plant and equipment, ending balance	16,448	17,113
Mining property not subject to depreciation [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(11,955)	(11,955)
Property, plant and equipment, ending balance	(11,963)	(11,955)
Property, plant and equipment, beginning balance	26,416
Interest costs capitalised	33	42
Property, plant and equipment, ending balance	$ 28,559	$ 26,416